U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


           Read instructions at end of Form before preparing Form.
                            Please print or type.


1. Name and address of issuer:     Van Kampen American Capital Pennsylvania
                                     Tax Free Income Fund
                                   One Parkview Plaza
                                   Oakbrook Terrace, IL 60181


2. Name of each series or class of funds for which this notice is filed:


3. Investment Company Act File Number: 811-4983

   Securities Act File Number: 33-11384


4. Last day of fiscal year for which this notice is filed: December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:     [    ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        0


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        0


9. Number and aggregate sale price of securities sold during the fiscal year:

      2,028,813      $35,521,843


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      2,028,813      $35,521,843


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      481,095      $8,324,756




12.      Calculation of registration fee:
(i)      Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):    $   35,521,843
                                                                                                                     --------------
(ii)     Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if
         applicable):                                                                                                +    8,324,756
                                                                                                                     --------------
(iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):                   -   37,239,983
                                                                                                                     --------------
(iv)     Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
         pursuant to rule 24e-2 (if applicable):                                                                     +            0
                                                                                                                     --------------
(v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
         (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):                                           6,606,616
                                                                                                                     --------------
(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
         (see Instruction C.6):                                                                                      /         3300
                                                                                                                     --------------
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                                     $        2,002
                                                                                                                     ==============
Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
-----------------------------------------------------------------------------------------------------------------------------------




13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal
and Other Procedures (17 CFR 202.3a).                [ x ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:   02/26/97



                      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Nicholas Dalmaso
                               Nicholas Dalmaso
                               Assistant Secretary



Date: February 28, 1997

*Please print the name and title of the signing officer below the signature.




                                                          Fax 215-972-1908
                                                             #215-972-7160



                               LAW OFFICES OF

                          SAUL, EWING, REMICK & SAUL



BERWYN, PENNSYLVANIA       3800 CENTRE SQUARE WEST      PRINCETON, NEW JERSEY
HARRISBURG, PENNSYLVANIA   PHILADELPHIA, PA  19102      WILMINGTON, DELAWARE
NEW YORK, NEW YORK


                                (215) 972-7777

                            Fax:  (215) 972-7725

                     Internet Email:  lawyers@saul.com

                    World Wide Web:  http://www.saul.com





                                                 February 26,  1997



Van Kampen American Capital Pennsylvania
  Tax Free Income Fund
One Parkview Plaza
Oakbrook Terrace, Illinois 60181


       RE: Rule 24f-2 Notice


Gentlemen:

                Van Kampen American Capital Pennsylvania Tax Free
Income Fund (the "Fund") was organized as a common law trust under the laws of the Commonwealth of Pennsylvania under an Agreement and Declaration of Trust dated as of January 28, 1987. The Fund has registered an indefinite number of Shares of Beneficial Interest pursuant to Rule 24f-
2 under the Investment Company Act of 1940, as amended, and intends to file a Rule 24f-2 Notice on or prior to February 28, 1997 for its fiscal year ended December 31, 1996. This opinion is intended to accompany that Notice, and we hereby consent to its use for that purpose.

                As special counsel to the Fund, we have examined the Fund's Agreement and Declaration of Trust; the Fund's By-Laws; an Assistant Secretary's Certificate dated February 10, 1997 and certain Minutes and Consents of the Board of Trustees of the Fund; the proposed Rule 24f-2 Notice to be filed on or prior to February 28, 1997 and Note 3. Capital Transactions of the Notes to Financial Statements contained in Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A (the "Registration Statement") to be filed on or about April 15, 1996 (File No. 33-11384). We have assumed the authenticity and accuracy of these materials.

                On the basis of this review, we are of opinion that the 2,509,908 Shares of Beneficial Interest the registration of which the Rule 24f-2 Notice makes definite were legally issued, fully paid and non-assessable, except that, with respect to assessability, shareholders of an unincorporated trust established under Pennsylvania law may, under certain limited circumstances, be held personally liable for obligations of the trust, as disclosed under the caption "The Fund" in the Statement of Additional Information contained in the Registration Statement.





                                         Very truly yours,


                                        /s/ Saul, Ewing, Remick & Saul

                                            Saul, Ewing, Remick & Saul